Supplementary Statement of Cash Flows Information - Schedule of Supplementary Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Supplemental Cash Flow Elements [Abstract]
Non-cash issue costs (note 7)		$ 289	$ 289	$ 683
Issue costs in accounts payable				43
Equipment additions reclassified from prepaid expenses		447	447
Conversion of Series C Preferred Stock to common stock (note 6)				2,377
Preferred Stock Series C
Supplemental Cash Flow Elements [Abstract]
Preferred Stock common stock dividend (note 7)	$ 173	$ 362	362	2,462
Conversion of Series C Preferred Stock to common stock (note 6)	$ (393)		$ (1,909)	$ (2,377)